Principal Components of Deferred Income Tax Asset and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax assets:
Accrued expenses	¥ 37,990	$ 5,839	¥ 24,108
Tax loss carry forward	41,185	6,330	63,023
Unrealized other income	2,662	409	3,105
Others	0	0	0
Gross deferred tax assets	81,837	12,578	90,236
Valuation allowance	(9,183)	(1,411)	(34,509)
Net deferred tax assets	72,654	11,167	55,727
Deferred tax liabilities:
Unrealized investment income	50,121	7,703	4,456
Net deferred tax liabilities (after offsetting)	¥ 50,121	$ 7,703	¥ 4,456